CONVERTIBLE NOTE (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of fair value of the Series A warrants
March 31, 2024
Risk-free interest rate	4.16%
Expected life	8.48 years
Discount rate	–%
Expected volatility	60%
Expected dividend yield	–%
Fair value	$29,077